Stock-Based Compensation - Stock Options Outstanding (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Range (usd per share)	$ 18
Range of Exercise Prices, Upper Range (usd per share)	$ 51
Options outstanding (shares)	65,796,322
Options outstanding, Weighted-average remaining contractual life (in years)	4 years 10 months 8 days
Options outstanding, Weighted-average exercise price (usd per share)	$ 32.30
Options exercisable (shares)	52,130,325	[1]	57,710,802	60,158,853
Options exercisable, Weighted-average exercise price (usd per share)	$ 34.00	[1]	$ 33.95	$ 35.21
Range 1
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Range (usd per share)	$ 18
Range of Exercise Prices, Upper Range (usd per share)	$ 31
Options outstanding (shares)	36,160,149
Options outstanding, Weighted-average remaining contractual life (in years)	6 years 6 months
Options outstanding, Weighted-average exercise price (usd per share)	$ 25.89
Options exercisable (shares)	22,515,184	[1]
Options exercisable, Weighted-average exercise price (usd per share)	$ 25.94	[1]
Range 2
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Range (usd per share)	$ 31
Range of Exercise Prices, Upper Range (usd per share)	$ 41
Options outstanding (shares)	17,421,247
Options outstanding, Weighted-average remaining contractual life (in years)	2 years 2 months 4 days
Options outstanding, Weighted-average exercise price (usd per share)	$ 37.07
Options exercisable (shares)	17,400,215	[1]
Options exercisable, Weighted-average exercise price (usd per share)	$ 37.08	[1]
Range 3
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Range (usd per share)	$ 41
Range of Exercise Prices, Upper Range (usd per share)	$ 51
Options outstanding (shares)	12,214,926
Options outstanding, Weighted-average remaining contractual life (in years)	3 years 10 months 8 days
Options outstanding, Weighted-average exercise price (usd per share)	$ 44.46
Options exercisable (shares)	12,214,926	[1]
Options exercisable, Weighted-average exercise price (usd per share)	$ 44.46	[1]

[1]	At Dec. 31, 2012 and 2011, 57,710,802 and 60,158,853 options were exercisable at an average price per common share of $33.95 and $35.21, respectively.Aggregate intrinsic value of options(in millions)2013 2012 2011Outstanding at Dec. 31,$336 $123 $22Exercisable at Dec. 31,$212 $64 $11